CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€)	Total	Share Capital [Member]
Beginning balance at Jun. 30, 2020	€ 0	€ 0
Changes in equity [abstract]
Profit for the year	0	0
Other comprehensive income	0	0
Issue of share capital		100
Receivables from Officers		(100)
Ending balance at Jun. 30, 2021	0	0
Changes in equity [abstract]
Profit for the year	0	0
Other comprehensive income	0	0
Issue of share capital		100
Receivables from Officers		(100)
Ending balance at Jun. 30, 2022	0	0
Changes in equity [abstract]
Profit for the year	0	0
Other comprehensive income	0	0
Issue of share capital	24,900	24,900
Receivables from Officers	(24,900)	(24,900)
Ending balance at Jun. 30, 2023	€ 0	€ 0